Risk management_Scenario responding to IR changes of NII and NPV for assets and liabilities owned by the Bank and consolidated by trusts (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Base case
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	₩ 4,895,332	₩ 4,916,138
NPV	[2]	24,636,678	23,472,792
Base case (Prepay)
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	4,887,799	4,916,015
NPV	[2]	24,225,946	23,163,942
IR 100bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	5,575,470	5,361,546
NPV	[2]	24,415,761	22,886,122
IR 100bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	4,329,543	4,386,437
NPV	[2]	24,907,344	24,127,559
IR 200bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	6,603,132	5,806,723
NPV	[2]	24,232,738	22,372,208
IR 200bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	3,508,859	3,452,590
NPV	[2]	25,245,667	24,830,482
IR 300bp up
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	7,560,155	6,251,897
NPV	[2]	24,079,415	21,929,189
IR 300bp down
Sensitivity analysis of market risk for non trading activities [Line Items]
NII	[1]	3,352,267	2,254,609
NPV	[2]	₩ 25,680,084	₩ 26,633,807

[1]	NII: Net Interest Income
[2]	NPV: Net Portfolio Value